Short-Term Borrowings - Summary of Federal Funds Purchased and Other Short-term Borrowings (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Maximum indebtedness during the year	$ 20,000,000	$ 20,000,000	$ 20,000,000
Average balance during the year	$ 116,000	$ 119,000	$ 116,000
Average rate paid during the year	2.58%	1.68%	0.86%
Short Term Borrowings, FHLB advances [Member]
Short-term Debt [Line Items]
Outstanding balance at year end	$ 188,600,000	$ 56,900,000	$ 31,000,000
Maximum indebtedness during the year	225,300,000	115,050,000	70,400,000
Average balance during the year	$ 113,520,000	$ 38,825,000	$ 10,483,000
Average rate paid during the year	2.07%	1.12%	0.42%
Interest rate on year end balance	2.45%	1.42%	0.64%